Exhibit 99.1

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

				Note Payment Detail

					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance

A	36159LBS4	0.73800%	750,000,000.00	750,000,000.00	750,000,000.00	476,625.00	750,476,625.00	0.00
B	36159LBT2	1.51800%	15,789,500.00	15,789,500.00	15,789,500.00	20,639.51	15,810,139.51	0.00
C	36159LBU9	1.96800%	23,684,000.00	23,684,000.00	23,684,000.00	40,136.49	23,724,136.49	0.00

TOTALS			789,473,500.00	789,473,500.00	789,473,500.00	537,401.00	790,010,901.00	0.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	8,411,186,863.93
New Volume	2,214,425,452.31
Principal Collections	2,105,373,542.39
Default Amount	379,798.90
Ending Combined Outstanding Principal Balance	8,519,858,974.95

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	8,519,858,974.95
Adjustment for charged-off Receivables	9,801,050.27
Aggregate Principal Receivables	8,510,057,924.68

Overconcentrations
Product Line Overconcentrations	0.00
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	2,105,373,542.39	0.00	2,105,373,542.39
Non Principal Collections	46,654,747.66	0.00	46,654,747.66
Total Collections	2,152,028,290.05	0.00	2,152,028,290.05
Defaults
Default Amount	379,798.90	0.00	379,798.90

Asset Performance
Annualized Yield			6.44%
Monthly Payment Rate			25.03%
Default Rate			0.05%

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount		9.86%
Allocation Percentage for Principal Collections		9.86%
Non Principal Collections Allocated to Series		4,601,805.20
Principal Collections Allocated to Series		207,664,158.66
Default Amount Allocated to Series		37,461.58

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series		4,601,805.20
Investment Earnings in Series Accounts		167.67
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series		0.00
Available Non Principal Collections Allocated to Series		4,601,972.87

(i)	(A) Amount to Indenture Trustee	1,500.00
	(B) Amount to Trustee	0.00
	(C) Amount to Administrator	55.00
	(D) Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee	1,381,580.83
	Unpaid Servicer Advances and interest thereon	0.00

(iii)	Class A Monthly Interest	476,625.00
(iv)	Class B Monthly Interest	20,639.51
(v)	Class C Monthly Interest	40,136.49

(vi)	Investor Default Amount (treated as Available Principal Collections)	37,461.58
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
(viii)	Amount Required to be Deposited to the Reserve Account	0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian	0.00
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00

(x)	Amounts otherwise required to be Deposited to Principal Account	0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount	2,643,974.46

(xii)	(If Early Amortization Period has occurred)	0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Excess Non Principal Collections for Series 2008-A	2,463,273.84
Excess Non Principal Collections for Series 2010-B	1,612,644.39
Excess Non Principal Collections for Series 2012-1	2,459,803.85
Excess Non Principal Collections for Series 2012-2	2,398,282.31
Excess Non Principal Collections for Series 2012-3	2,066,507.61
Excess Non Principal Collections for Series 2012-4	2,116,271.01
Excess Non Principal Collections for Series 2013-1	1,707,530.80
Excess Non Principal Collections for Series 2013-A	998,291.46
Excess Non Principal Collections for Series 2013-B	841,819.44
Excess Non Principal Collections for Series 2013-VFN-1	1,212,114.62
Excess Non Principal Collections for Series 2013-VFN-2	1,068,449.36
Excess Non Principal Collections for Series 2014-1	2,368,441.56
Excess Non Principal Collections for Series 2014-2	1,733,604.54
Excess Non Principal Collections for Series 2015-1	0.00
Excess Non Principal Collections for Series 2015-2	0.00
Total Excess Non Principal Collections	23,047,034.79

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2012-1	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-3	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Non Principal Shortfalls for Series 2013-1	0.00
Non Principal Shortfalls for Series 2013-A	0.00
Non Principal Shortfalls for Series 2013-B	0.00
Non Principal Shortfalls for Series 2013-VFN-1	0.00
Non Principal Shortfalls for Series 2013-VFN-2	0.00
Non Principal Shortfalls for Series 2014-1	0.00
Non Principal Shortfalls for Series 2014-2	0.00
Non Principal Shortfalls for Series 2015-1	0.00
Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	0.00

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	23,047,034.79

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00

Controlled Accumulation Period
Principal Collections Allocated to Series	207,664,158.66
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	37,461.58
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	621,246,879.76
(i) Monthly Principal Deposited into the Principal Account	828,948,500.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	789,473,500.00
Class A 750,000,000.00 , Class B 15,789,500.00 , Class C 23,684,000.00
(iii) Principal Overcollateralization Amount	39,475,000.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,680,389,067.53
Aggregate Principal Shortfall for Principal Sharing Series	621,246,879.76
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-1	621,246,879.76
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	1,059,142,187.77

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	789,473,500.00
Required Reserve Account Amount	19,736,837.50

Reserve Account Investment Earnings	167.67
Beginning Reserve Account Amount	19,736,837.50
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	19,736,837.50

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	0.00

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		723,071.61
Disbursements		723,071.61
Ending Balance		0.00
Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		828,948,500.00
Disbursements		828,948,500.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		8,510,057,924.68
Note Principal Balance	7,202,929,956.00
Principal Overcollateralization Amount	360,173,453.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		7,563,103,409.00
Free Equity Amount		946,954,515.68

Minimum Free Equity Percentage		0.00%
Total Overconcentration		0.00
Minimum Free Equity Amount		0.00

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		946,954,515.68
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		946,954,515.68

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Summary of Allocation of Collections
Total Principal Collections	2,105,373,542.39
Principal Collections Allocated to Series 2008-A	207,669,544.74
Principal Collections Allocated to Series 2010-B	138,442,586.23
Principal Collections Allocated to Series 2012-1	207,664,158.66
Principal Collections Allocated to Series 2012-2	207,664,033.41
Principal Collections Allocated to Series 2012-3	166,131,377.03
Principal Collections Allocated to Series 2012-4	166,131,377.03
Principal Collections Allocated to Series 2013-1	138,442,939.45
Principal Collections Allocated to Series 2013-A	83,065,549.98
Principal Collections Allocated to Series 2013-B	69,221,291.86
Principal Collections Allocated to Series 2013-VFN-1	94,911,667.94
Principal Collections Allocated to Series 2013-VFN-2	83,065,549.73
Principal Collections Allocated to Series 2014-1	186,897,487.52
Principal Collections Allocated to Series 2014-2	138,442,583.47
Principal Collections Allocated to Series 2015-1	0.00
Principal Collections Allocated to Series 2015-2	0.00
Principal Collections Not Allocated to Any Series and Released to Issuer	217,623,395.34

Total Non Principal Collections	46,654,747.66
Non Principal Collections Allocated to Series 2008-A	4,601,924.56
Non Principal Collections Allocated to Series 2010-B	3,067,866.01
Non Principal Collections Allocated to Series 2012-1	4,601,805.20
Non Principal Collections Allocated to Series 2012-2	4,601,802.43
Non Principal Collections Allocated to Series 2012-3	3,681,445.27
Non Principal Collections Allocated to Series 2012-4	3,681,445.27
Non Principal Collections Allocated to Series 2013-1	3,067,873.84
Non Principal Collections Allocated to Series 2013-A	1,840,719.57
Non Principal Collections Allocated to Series 2013-B	1,533,932.98
Non Principal Collections Allocated to Series 2013-VFN-1	2,103,227.68
Non Principal Collections Allocated to Series 2013-VFN-2	1,840,719.56
Non Principal Collections Allocated to Series 2014-1	4,141,619.03
Non Principal Collections Allocated to Series 2014-2	3,067,865.95
Non Principal Collections Allocated to Series 2015-1	0.00
Non Principal Collections Allocated to Series 2015-2	0.00
Non Principal Collections Not Allocated to Any Series and Released to Issuer	4,822,500.31

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool asset representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an Early Amortization Event occurred?		No

(6) Has the Monthly Payment Rate trigger been met?		No

Current Monthly Payment Rate	25.03%
Prior Monthly Payment Rate	30.35%
Second Prior Monthly Payment Rate	27.67%
3 Month Average Monthly Payment Rate	27.68%

(7) Has the Default Rate trigger been met?		No

Current Month's Default Rate	0.05%
Prior Month's Default Rate	0.07%
Second Prior Month's Default Rate	(0.03)%
3 Month Average Default Rate	0.03%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	19,736,837.50
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	789,473,500.00
Reserve Account trigger	17,763,153.75

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?		No

Current Month	2.11%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No
Number of accounts added / (removed) : 0
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition/removal: 0.00

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2015
Collection Period Ended:	1/31/2015
Closing Date:	2/22/2012
Next Payment Date:
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
30-59	9.0	0.11%
60-89	2.9	0.03%
90-119	1.8	0.02%
120-149	0.8	0.01%
150-179	0.8	0.01%
180+	2.2	0.03%

*Total	17.6	0.21%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of _____________ , _________ .

GENERAL ELECTRIC CAPITAL CORPORATION,

as Master Servicer

BY:

NAME:

TITLE:

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